UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	August 13, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	78,128

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


AMC ENTMT 	COM	001669100	311	23,900	SH		SOLE		23,900
AETHER SYS INC	SUB NT CV
	6% 05	00808VAA3	297	500	SH		SOLE		500
AMERISTAR CASINOS INC	COM	03070Q101	224	14,000	SH		SOLE		14,000
BOYD GAMING CORP	COM	103304101	466	81,000	SH		SOLE		81,000
CKE RESTAURANTS INC	SB NT CV
	4.25% 04	12561EAB1	502	1,055	SH		SOLE		1,055
CARRIAGE SVCS INC	CL A	143905107	145	25,500	SH		SOLE		25,500
DIGITAL IS INC DEL	SUB NT
	 CV 6% 05	25385NAA9	3,186	3,225	SH		SOLE		3,225
FIBERNET TELECOM GRP INC	COM	315653105	20	17,500	SH		SOLE		17,500
FINOVA GROUP INC	COM	317928109	204	55,000	SH		SOLE		55,000
FORBES MEDI-TECH INC	COM	344907100	112	65,700	SH		SOLE		65,700
FRONTIER AIRLINES INC NEW	COM	359065109	24,625	2,010,243	SH		SOLE		2,010,243
FUSION MED TECHN INC	COM	361128101	204	20,400	SH		SOLE		20,400
INTERNET CAP GROUP INC	SUB NT CV
	5.5% 04	46059CAA4	15,441	43,405	SH		SOLE		43,405
METRETEK TECH INC	COM	59159Q107	888	600,000	SH		SOLE		600,000
PTEK HLDGS INC	COM	69366M104	2,145	819,660	SH		SOLE		819,660
PACIFICARE HEALTH SYS DEL	COM	695112102	670	41,100	SH		SOLE		41,100
PACIFICARE HEALTH SYS DEL	PUT	695112952	336	550	SH		SOLE		550
PENN TRAFFIC CO NEW	COM NEW	707832200	18,842	4,096,069	SH		SOLE		4,096,069
PEP BOYS MANNY MOE & JACK	COM	713278109	112	10,000	SH		SOLE		10,000
PINNACLE ENTMT INC	COM	723456109	147	20,000	SH		SOLE		20,000
REDBACK NETWORKS INC	SB NT CV
	5% 07	757209AB7	3,615	6,000	SH		SOLE		6,000
TVX GOLD INC	NT LNKED
	CV 5% 02	87308KAA9	1,280	2,000	SH		SOLE		2,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	3,884	277,398	SH		SOLE		277,398
VENTAS INC	COM	92276F100	230	21,000	SH		SOLE		21,000
VISX INC DEL	COM	92844S105	242	12,500	SH		SOLE		12,500
GRAND TOTAL	78,128	8,267,705	8,267,705
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